SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2021

Security Description/Long Positions

Common Stock (1.04%)	Shares	Value
Consumer, Cyclical (0.25%)
Copper Earnout Trust*,(a)	891	$9,133
JCP Propco Earnout Trust*,(a)	6,682	106,912
Total Consumer, Cyclical		116,045

Consumer, Non-cyclical (0.78%)
Pyxus International Inc*	83,441	362,968

Energy (0.01%)
CHC Group LLC*,(b)	131,977	2,640

Total Common Stock (Cost $2,080,447)		481,653

Corporate Debt (45.04%)	Par Value	Value
Basic Materials (6.33%)
Cleveland-Cliffs Inc, 9.875%, 10/17/2025 (144A)(c)	1,239,000	1,451,549
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 03/01/2022 (144A)(c)	1,500,000	1,470,000
Total Basic Materials		2,921,549

Consumer, Cyclical (17.80%)
The Bon-Ton Department Stores Inc, 8.000%, 06/15/2021(c),(d)	5,000,000	100,000
Carnival Corp, 5.750%, 03/01/2027 (144A)(c)	1,250,000	1,284,950
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 01/20/2026 (144A)(c)	1,250,000	1,328,500
JC Penney Corp Inc, 5.875%, 07/01/2023 (144A)(d)	1,400,000	3,500
NCL Corp Ltd, 12.250%, 05/15/2024 (144A)(c)	1,250,000	1,513,125
PetSmart Inc / PetSmart Finance Corp, 7.750%, 02/15/2029 (144A)(c)	750,000	814,950
Six Flags Entertainment Corp, 4.875%, 07/31/2024 (144A)(c)	1,000,000	1,009,619
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 09/20/2025 (144A)(c)	900,000	1,017,000
Station Casinos LLC, 4.500%, 02/15/2028 (144A)(c)	1,150,000	1,144,249
Total Consumer, Cyclical		8,215,893

Consumer, Non-Cyclical (3.46%)
Herc Holdings Inc, 5.500%, 07/15/2027 (144A)(c)	1,500,000	1,596,300

Energy (6.84%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.000%, 02/15/2023 (144A)(c)	1,500,000	1,466,250
Talos Production Inc, 12.000%, 01/15/2026 (144A)(c)	750,000	732,900
Transocean Inc, 7.500%, 01/15/2026 (144A)(c)	1,500,000	956,700
Total Energy		3,155,850

Financial (6.21%)
CBL & Associates LP, 4.600%, 10/15/2024(d)	1,704,000	979,800
CBL & Associates LP, 5.950%, 12/15/2026(d)	1,526,000	872,704
Iron Mountain Inc, 4.875%, 09/15/2029 (144A)(c)	1,000,000	1,012,450
Total Financial		2,864,954

Industrial (4.41%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 0.000%, 01/15/2022(c)	548,153	187,057
Scorpio Tankers Inc, 3.000%, 05/15/2022(c)	1,875,000	1,847,024
Total Industrial		2,034,081

Total Corporate Debt (Cost $21,114,103)		20,788,627

Municipal Bonds (60.87%)	Par Value	Value
Development (13.70%)
California Pollution Control Financing Authority, 0.000%, 07/01/2039 (144A)(d)	5,050,000	3,282,500
California Pollution Control Financing Authority, 7.500%, 07/01/2032 (144A)	250,000	228,892
California Pollution Control Financing Authority, 7.500%, 12/01/2040 (144A)(c)	1,500,000	1,520,646
New York Transportation Development Corp, 4.000%, 04/30/2053	325,000	361,101
New York Transportation Development Corp, 5.000%, 10/01/2035(c)	750,000	932,275
Total Development		6,325,414

General Obligation (10.84%)
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.060%, 05/01/2034	2,000,000	2,000,000
Puerto Rico Public Finance Corp, 5.500%, 08/01/2031(c)	400,000	3,880
State of California, 0.030%, 05/01/2034(e)	1,000,000	1,000,000
State of Texas, 0.070%, 12/01/2050	2,000,000	2,000,000
Total General Obligation		5,003,880

Higher Education (2.17%)
Board of Regents of the University of Texas System, 0.030%, 08/01/2032	1,000,000	1,000,000

Housing (2.52%)
California Municipal Finance Authority, 5.000%, 05/15/2051(c)	1,000,000	1,163,234

Medical (16.47%)
County of Cuyahoga OH, 5.500%, 02/15/2052(c)	1,300,000	1,520,792
County of Cuyahoga OH, 5.500%, 02/15/2057(c)	760,000	887,213
Massachusetts Development Finance Agency, 5.000%, 07/01/2044(c)	1,765,000	1,982,284
New York State Dormitory Authority, 5.000%, 08/01/2035(c)	1,000,000	1,213,345
Ohio Higher Educational Facility Commission, 0.060%, 01/01/2039	2,000,000	1,999,999
Total Medical		7,603,633

Tobacco Settlement (5.26%)
Buckeye Tobacco Settlement Financing Authority, 5.000%, 06/01/2055(c)	1,125,000	1,267,436
Tobacco Settlement Financing Corp, 5.000%, 06/01/2046(c)	1,000,000	1,161,845
Total Tobacco Settlement		2,429,281

Transportation (1.24%)
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(c)	500,000	570,479

Water (8.67%)
Massachusetts Water Resources Authority, 0.080%, 08/01/2037(e)	2,000,000	2,000,000
New York City Water & Sewer System, 0.040%, 06/15/2041(e)	2,000,000	2,000,000
Total Water		4,000,000

Total Municipal Debt (Cost $29,435,163)		28,095,921

Term Loans (1.65%)	Par Value	Value
JC Penny, Penny Borrower LLC, 3M US LIBOR (floor 1.500%) + 9.500%, 12/07/2026(e)	46,328	43,316
Pyxus International Loan, 3M US LIBOR (floor 1.500%) + 9.500%, 12/24/25(e)	722,750	716,968
Texas Competitive Electric Holdings Co, LLC Escrow, 11.500%, 11/22/49 (144A)(c),(d)	1,000,000	-

Total Term Loans (Cost $749,783)		760,284

Purchased Options - Puts (0.49%)	Contracts
Counterparty/Reference Asset
Cantor Fitzgerald:
10-Year US Treasury Note Futures
Notional amount $1,300,000, premiums paid $18,750, exercise price $130, expires 5/24/21*	100	68,750

10-Year US Treasury Note Futures
Notional amount $982,500, premiums paid $68,750, exercise price $131, expires 5/24/21*	75	80,860

10-Year US Treasury Note Futures
Notional amount $660,000, premiums paid $33,594, exercise price $132, expires 5/24/21*	50	80,469

Total Purchased Options - Puts (Premiums paid $121,094)		230,079

Total Long Positions (Cost $53,500,590)(f) (109.09%)		50,356,564
Liabilities in Excess of Other Assets (-9.09%)		(4,195,945)
Net Assets (100.00%)		$46,160,618

Security Description/Short Positions

Short Corporate Debt (-7.07%)	Par Value	Value
Consumer, Cyclical (-3.66%)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025 (144A)	(1,600,000)	(1,690,400)

Financial (-3.41%)
Navient Corp, 5.875%, 10/25/2024	(1,500,000)	(1,575,165)

Total Short Corporate Debt (Proceeds $3,144,053)		(3,265,565)

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2021, these securities had a total aggregate market value of $20,143,680, which represented approximately 43.64% of net assets.

*	Non income security.
(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.25% of net assets. The total value of the fair value security is $116,045.
(b)	Security is illiquid.
(c)	All or a portion of this security has been segregated as collateral.
(d)	Defaulted security.
(e)	Variable rate security.
(f)	Aggregate cost for federal income tax purpose is $50,575,095

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,688,447
Unrealized depreciation	(6,172,543)
Net unrealized depreciation	$(3,484,096)